Note 4 - Securities	12 Months Ended
Dec. 31, 2011
Marketable Securities [Text Block]
NOTE 4 – SECURITIES

The fair value of securities available for sale was as follows:

(In Thousands of Dollars)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Carrying Value
Securities Available for Sale:
December 31, 2011:
U.S. governmental agency	$132,534	$1,325	$(25)	$133,834
States and political subdivisions	76,574	1,238	(23)	77,789
Mortgage Backed Securities	70,059	1,080	(87)	71,052
Collateralized Mortgage Obligations	57,006	854	(15)	57,845
Equity and Other Securities	1,606	58	0	1,664
Total	$337,779	$4,555	$(150)	$342,184

December 31, 2010:
Treasury notes	$12,513	$17	$0	$12,530
U.S. governmental agency	82,395	632	(130)	82,897
States and political subdivisions	48,278	255	(446)	48,087
Mortgage Backed Securities	55,687	412	(200)	55,899
Collateralized Mortgage Obligations	54,958	179	(494)	54,643
Equity and Other Securities	1,650	0	(3)	1,647
Total	$255,481	$1,495	$(1,273)	$255,703

Securities with unrealized losses at year end 2011 and 2010 not recognized in income are as follows:

(In Thousands of Dollars)	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
December 31, 2011
US Government Agencies	$0	$0	$17,974	$(25)	$17,974	$(25)
Municipal Securities	3,738	(2)	2,249	(21)	5,987	(23)
Mortgage Backed Securities	0	0	18,091	(87)	18,091	(87)
Collateralized Mortgage Obligations	0	0	6,590	(15)	6,590	(15)
Total Temporarily Impaired	$3,738	$(2)	$44,904	$(148)	$48,642	$(150)

December 31, 2010
US Government Agencies	$12,750	$(130)	$0	$0	$12,750	$(130)
States and Political Subdivisions	19,284	(245)	4,883	(201)	24,167	(446)
Mortgage Backed Securities	25,936	(200)	0	0	25,936	(200)
Collateralized Mortgage Obligations	39,442	(494)	0	0	39,442	(494)
Equity and Other Securities	0	0	31	(3)	31	(3)
Total Temporarily Impaired	$97,412	$(1,069)	$4,914	$(204)	$102,326	$(1,273)

Unrealized losses on securities shown in the previous tables have not been recognized into income because management has the intent and ability to hold these securities for the foreseeable future. The decline in market value is due to changes in interest rates for debt securities and considered normal market fluctuations for equity securities. Management has also reviewed the issuers’ bond ratings, noting they are of high credit quality.

Trading account securities are marked to market with the change in value reported on the income statement. Gains and losses on available for sale securities are recognized if the security is either deemed to be other than temporarily impaired, or the security is sold. During 2009 we had two securities which were written down for other than temporary impairment by a total of $150,000. During 2010 we sold one of these two securities and recognized an additional $26,000 loss. Due to continuing problems within the other security, we recorded an additional charge for other than temporary impairment of $150,000 bringing the carrying value of that security to zero. Both of these securities were trust preferred securities of Michigan banks that had a combined original book value of $500,000. The following table shows gross gains and losses on investment securities for the three year period:

(In Thousands of Dollars)	2011	2010	2009
Trading Account Securities Gains/(Losses)	$(11)	$3	$(213)

Available for Sale Securities
Other than temporary impairment losses	$0	$(150)	$(150)
Gross realized gains	28	200	1,814
Gross realized losses	(65)	(46)	(130)
Net realized gains (losses)	$(37)	$4	$1,534

The fair value of securities at December 31, 2011, by stated maturity, is shown below. Actual maturities may differ from stated maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

(In Thousands of Dollars)	Fair Value
Due in one year or less	$26,251
Due after one year through five years	168,377
Due after five years through ten years	71,278
Due after ten years	74,577
Total	340,483

Equity securities	1,701
Total securities	$342,184

At December 31, 2011 and 2010, securities with carrying values approximating $46,784,000 and $41,328,000 were pledged to secure public trust deposits, securities sold under agreements to repurchase, and for such other purposes as required or permitted by law.

Federal Home Loan Bank stock is carried at cost, which approximates its fair value.